FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / €	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares
Financial Risk Management [Line Items]
Cash and cash equivalents, including restricted cash	$ 192,963	$ 189,700					$ 206,664
Closing foreign exchange rate			1.1334			1.1334	1.2280		1.1214
Other financial liabilities	165						$ 25,212
Trade and other payables	42,473						47,666	[1]	$ 40,646	[1]
Impact of ten percent strengthening of foreign currency against the euro	6,700
Impact of ten percent weakening of foreign currency against the euro	6,700
Convertible bond | Fixed interest rate
Financial Risk Management [Line Items]
Interest rate on bonds				3.00%
Contingent consideration
Financial Risk Management [Line Items]
Other financial liabilities							25,000
Euro
Financial Risk Management [Line Items]
Cash	130,700				€ 115.3
Other assets and trade and other payables	87,300				77.0
Trade and other payables	20,200				€ 17.8
Balances denominated in foreign currency	67,100
US Dollars
Financial Risk Management [Line Items]
Cash	62,000
Financial assets at fair value through profit or loss | Cash and cash equivalents, including restricted cash
Financial Risk Management [Line Items]
Financial assets	$ 192,963						$ 206,664

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated balance sheet and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.